UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3828

Seligman Municipal Fund Series, Inc.

(Exact name of Registrant as specified in charter)

100 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Lawrence P. Vogel

100 Park Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

Seligman Municipal Fund Series, Inc.

Schedules of Investments (unaudited)

December 31, 2008

Seligman Municipal Fund Series, Inc.

Schedules of Investments (unaudited)

National Fund

State	Face Amount	Municipal Bonds	Rating†	Value
Alaska—0.1%	$40,000	Alaska Housing Finance Corporation Mortgage Rev., 5.75% due 6/1/2024*	Aaa	$38,831
Arizona—2.4%	1,500,000	Arizona Transportation Board Transportation Excise Tax Rev. (Maricopa County Regional Area Road Fund), 5% due 7/1/2025	Aa2	1,502,580
California—5.8%	1,000,000	California State GOs, 5.50% due 3/1/2027	A1	979,680
	2,585,000	East Bay Municipal Utility District, CA (Wastewater System Rev.), 5% due 6/1/2024	Aa3	2,601,130
Florida—3.3%	1,000,000	Orange County, FL Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare System), 5.25% due 10/1/2035	A2	687,650
	1,400,000	South Florida Water Management District Rev. (Certificates of Participation), 5% due 10/1/2026	Aa3	1,331,848
Idaho—1.6%	1,000,000	Idaho Health Facilities Authority Rev. (Trinity Health Credit Group), 6%, due 12/1/2023	Aa2	1,011,110
Illinois—1.6%	1,000,000	Cook County, IL GOs, 5% due 11/15/2022	Aa2	1,017,800
Maryland—4.7%	2,500,000	Maryland State GOs (Capital Improvements), 5.25% due 3/1/2017	Aaa	2,884,875
Massachusetts—8.9%	2,335,000	Boston, MA GOs, 5% due 3/1/2022	Aa1	2,442,994
	3,000,000	Massachusetts State School Building Authority Dedicated Sales Tax Rev., 5% due 8/15/2023	Aa2	3,038,610
New York—3.3%	1,000,000	New York State Environmental Facilities Rev., 5% due 6/15/2028	Aaa	978,070
	1,000,000	New York State Urban Development Corporation Rev. (Service Contract), 5% due 1/1/2018	Aa3	1,050,260
North Carolina—3.7%	2,000,000	North Carolina Eastern Municipal Power Agency Power System Rev., 5.25% due 1/1/2020	Baa1	1,805,680
	500,000	North Carolina Municipal Power Agency Rev. (Catawba Electric), 5.25% due 1/1/2020	A2	509,335
Puerto Rico—1.4%	1,000,000	Puerto Rico Electric Power Authority Rev., 5.375% due 7/1/2023	A3	846,190
South Carolina—0.4%	250,000	South Carolina Public Service Authority Rev. (Santee Cooper), 5.375%, due 1/1/2028	Aa2	253,573
Tennessee—3.0%	2,000,000	Shelby County, TN Health, Educational and Housing Facility Board Rev. (St. Jude Children’s Research Hospital), 5% due 7/1/2026	Aa2	1,856,700
Texas—19.7%	2,500,000	Austin, TX Electric Utility Rev., 5% due 11/15/2020	A1	2,508,075
	3,700,000	Harris County, TX Health Facilities Development Corp. Hospital Rev. (St. Luke’s Episcopal Hospital Project), 6.75% due 2/15/2021††	AAA‡	3,723,088
	4,750,000	Potter County, TX Industrial Development Corp. Pollution Control Rev. (Southwestern Public Service Company Project), 5.75% due 9/1/2016	Baa1	4,763,395
	1,055,000	San Antonio, TX Electric & Gas Rev., 5.50% due 2/1/2020 Ø	AAA‡	1,201,307
Utah—4.1%	500,000	Intermountain Power Agency Subordinated Power Supply Rev., 5.25% due 7/1/2022	A1	497,610
	2,000,000	Utah Transit Authority Sales Tax Rev., 5% due 6/15/2025	Aa3	2,026,280
Washington—3.3%	2,500,000	Chelan County, WA Public Utility District No. 1 (Chelan Hydro Consolidated System Rev.), 5.60% due 1/1/2036*	Aa2	2,011,725
Wisconsin—11.9%	6,000,000	La Crosse, WI Resource Recovery Rev. (Northern States Power Company Project), 6% due 11/1/2021*	A3	4,547,880
	2,500,000	Wisconsin Health and Educational Facilities Authority Rev. (Wheaton Franciscan Services, Inc.), 5.75% due 8/15/2030 Ø	AAA‡	2,811,500

Total Municipal Bonds—79.1%				48,927,776

		Short-Term Holdings
California—2.3%	200,000	California Educational Facilities Authority Rev. Series S-4 (Stanford University), VRDN, due 11/1/2050	VMIG 1	200,000

	1,200,000	California Infrastructure & Economic Development Bank Rev. Series B (J. Paul Getty Trust), VRDN, due 4/01/2033	VMIG 1	1,200,000
Connecticut—0.6%	400,000	Connecticut State Health & Educational Facilities Authority Rev. Series V-2 (Yale University), VRDN, due 7/1/2036	VMIG 1	400,000
Kansas—0.3%	185,000	Kansas State Development Finance Authority Rev. (Sisters of Charity), VRDN, due 12/1/2019	VMIG 1	185,000
Massachusetts—1.5%	900,000	Massachusetts State Development Finance Agency Rev. (Harvard University), VRDN, due 7/15/2036	VMIG 1	900,000
New York—3.0%	600,000	New York City, NY GOs, VRDN, due 8/15/2011	VMIG 1	600,000
	600,000	Tompkins County, NY Industrial Development Agency Rev. Series A-2 (Civic Facility-Cornell University), VRDN, due 7/1/2037	VMIG 1	600,000
	650,000	Triborough Bridge and Tunnel Authority Bond, VRDN, due 1/1/2019	VMIG 1	650,000
Tennessee—8.4%	5,000,000	Shelby County, TN Health, Educational and Housing Facility Board Rev. (St. Jude Children’s Research Hospital), 5.375% due 7/l/2024 Ø	NR	5,214,550
Wyoming—1.5%	900,000	Lincoln County, WY Pollution Control Rev. Series A (Exxon Project), VRDN, due 11/1/2014	P-1	900,000

Total Short-Term Holdings—17.6%				10,849,550

Total Investments—96.7%				59,777,326
Other Assets Less Liabilities—3.3%				2,042,061

Net Assets—100.0%				$61,819,387

Colorado Fund

Face Amount	Municipal Bonds	Rating†	Value
$485,000	Colorado Educational & Cultural Facilities Authority Rev. (University of Denver Project), 5.375% due 3/1/2023Ø	A1	$524,624
515,000	Colorado Educational & Cultural Facilities Authority Rev. (University of Denver Project), 5.375% due 3/1/2023Ø	A1	557,076
1,070,000	Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society Project), 6.90% due 12/1/2025 Ø	A3	1,200,572
680,000	Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society Project), 6.90% due 12/1/2025	A3	621,792
2,250,000	Colorado Health Facilities Authority Rev. (Sisters of Charity of Leavenworth Health Services Corporation), 5% due 12/1/2025	Aa2	2,032,785
1,250,000	Colorado State University Enterprise System Rev., 5% due 3/1/2027	Aa3	1,200,875
1,560,000	Colorado Water Resources & Power Development Authority (Clean Water Rev.), 5% due 9/1/2021 Ø	Aaa	1,697,296
45,000	Colorado Water Resources & Power Development Authority (Clean Water Rev.), 5% due 9/1/2021	Aaa	46,016
40,000	Colorado Water Resources & Power Development Authority (Clean Water Rev.), 6.875% due 9/1/2011	Aaa	40,166
2,000,000	Denver, CO City & County Certificates of Participation, 5.50% due 12/1/2025 Ø	AAA‡	2,174,900
400,000	Denver, CO City & County GOs (Justice System Facilities and Zoo Bonds), 5% due 8/1/2021	Aa1	417,084
1,000,000	Denver, CO City & County GOs (Justice System Facilities and Zoo Bonds), 5% due 8/1/2025	Aa1	1,017,570
1,250,000	Douglas County, CO School District GOs (Douglas & Elbert Counties), 5% due 12/15/2023	Aa3	1,264,450
2,250,000	Jefferson County, CO Open Space Sales Tax Rev., 5% due 11/1/2019	Aa3	2,285,617
1,000,000	Platte River Power Authority, CO Power Rev., 5% due 6/1/2018	Aa2	1,089,840
1,750,000	Regional Transportation District, CO Sales Tax Rev., 5% due 11/1/2024Ø	AAA‡	1,983,765
1,000,000	Regional Transportation District, CO Sales Tax Rev., 5.25% due 11/1/2024	Aa3	1,047,510
1,000,000	University of Colorado Enterprise System Rev., 5% due 6/1/2023	Aa3	1,008,470
1,750,000	University of Colorado Enterprise System Rev., 5.125% due 6/1/2028	Aa3	1,977,675
1,000,000	University of Colorado Hospital Authority Rev., 5.25% due 11/15/2022Ø	Baa1	815,400
2,000,000	Virgin Islands Public Finance Authority Rev., 5.50% due 10/1/2022	BBB‡	1,588,700
1,240,000	Westminster, CO Special Purpose Sales & Use Tax Rev. (Post Project), 5% due 12/1/2023	Aa3	1,254,359

Total Municipal Bonds—85.8%			25,846,542

	Short-Term Holdings
200,000	California Infrastructure & Economic Development Bank Rev. Series D (J. Paul Getty Trust), VRDN, due 4/1/2033	VMIG 1	200,000
1,640,000	Colorado Health Facilities Authority Hospital Improvement Rev. (NCMC, Inc. Project), 5.75% due 5/15/2024Ø	AAA‡	1,686,478
1,075,000	Denver, CO City & County School District GOs, 5% due 12/1/2023Ø	Aa3	1,127,492
500,000	Massachusetts State GOs, VRDN, due 3/1/2026	VMIG 1	500,000
200,000	New York City, NY GOs, VRDN, due 8/15/2011	VMIG 1	200,000

Total Short-Term Holdings—12.3%			3,713,970

Total Investments —98.1%			29,560,512
Other Assets Less Liabilities—1.9%			571,980

Net Assets—100.0%			$30,132,492

Georgia Fund

Face Amount	Municipal Bonds	Rating†	Value
$2,000,000	Atlanta, GA Airport Rev., 5.625% due 1/1/2030*	A1	$1,630,040
1,000,000	Atlanta, GA Water & Wastewater Rev., 5.75% due 11/1/2025	Aa3	1,043,030
500,000	Augusta, GA Water & Sewer Rev., 5% 10/1/2022	Aa3	511,675
1,250,000	Barnesville-Lamar County, GA Industrial Development Authority Rev. (Gordon College Properties Foundation), 5% due 8/1/2025	A3	1,070,400
1,250,000	Cartersville, GA Development Authority Rev. Water & Wastewater Facilities (Anheuser-Busch), 5.95% due 2/1/2032*	Baa2	910,112
1,000,000	Cartersville, GA Development Authority Rev. Water & Wastewater Facilities (Anheuser-Busch), 7.40% due 11/l/2010*	Baa2	1,034,040
1,270,000	Fulton County, GA Development Authority Rev. (Georgia Tech Athletic Association), 5.125% due 10/1/2032	Baa1	1,115,606
1,615,000	Georgia Housing & Finance Authority Rev. (Single Family Mortgage), 5.20% due 6/1/2029*	Aa2	1,322,701
1,500,000	Georgia State GOs, 5.50% due 7/1/2017	Aaa	1,667,535
1,250,000	Gwinnett County, GA Hospital Authority GOs (Gwinnett Hospital System, Inc. Project), 5% due 10/1/2029	Aa1	1,216,850
1,000,000	Gwinnett County, GA School District GOs, 6.40% due 2/1/2012	Aaa	1,125,440
1,040,000	Henry County, GA School District GOs, 6.45% due 8/1/2011	Aa3	1,101,090
1,250,000	Hospital Authority of Valdosta and Lowndes County, GA Rev. Certificates (South Georgia Medical Center Project), 5.25% due 10/1/2027	A2	976,487
1,000,000	Metropolitan Atlanta Rapid Transit Authority, GA Sales Tax Rev., 5.25% due 7/1/2026	Aa3	1,036,040
500,000	Metropolitan Atlanta Rapid Transit Authority, GA Sales Tax Rev., 6.25% due 7/1/2018	Aa3	550,860
1,500,000	Private Colleges & Universities Authority Rev., GA (Mercer University Project), 6.50% due 11/l/2015††	Baa1	1,782,390
1,250,000	Savannah, GA Economic Development Authority Pollution Control Rev. (International Paper Company Projects), 4.95% due 5/1/2021	Baa3	817,438
1,000,000	Upper Oconee Basin Water Authority, GA Rev., 5% due 7/1/2024	A1	967,530

Total Municipal Bonds—90.1%			19,879,264

	Short-Term Holdings
1,750,000	Gwinnett County, GA Water & Sewerage Authority Rev., 5.30% due 8/1/2022 Ø	AAA‡	1,814,645
100,000	Port Authority of New York & New Jersey Special Obligation Rev., VRDN, due 5/1/2019	VMIG 1	100,000

Total Short-Term Holdings—8.7%			1,914,645

Total Investments—98.8%			21,793,909
Other Assets Less Liabilities—1.2%			264,601

Net Assets—100.0%			$22,058,510

Louisiana Fund

Face Amount	Municipal Bonds	Rating†	Value
$900,000	Baton Rouge, LA Public Improvement Sales Tax Rev., 5% due 8/1/2024	Aa3	$905,274
2,500,000	Calcasieu Parish, LA Industrial Development Board (Conoco Inc. Project), 5.75% due 12/1/2026*	A1	2,232,675
470,000	East Baton Rouge Parish, LA Mortgage Finance Authority (Single Family Mortgage Rev.), 5.40% due 10/1/2025	Aaa	441,833
1,000,000	Jefferson Parish, LA Hospital Service District Rev., 5% due 7/1/2028	Aa3	833,590
1,000,000	Jefferson Parish, LA Special Sales Tax Rev., 5.25% due 12/1/2020	A1	961,740
1,000,000	Lafayette Parish, LA School Board Public School Rev., 5% due 4/1/2019	Aa3	1,074,250
1,000,000	Lafayette, LA Public Improvement Sales Tax Rev., 5% due 5/1/2021	A1	1,026,100
1,045,000	Louisiana Housing Finance Agency Single Family Mortgage Rev. (Home Ownership Program), 4.875% due 12/1/2023	Aaa	947,376
1,000,000	Louisiana Public Facilities Authority Rev. (Tulane University of Louisiana Project), 5% due 2/15/2026	A2	936,500
1,000,000	Louisiana Public Facilities Authority Rev. (Hurricane Recovery Program), 5% due 6/1/2020	A2	1,003,980
1,000,000	Louisiana State University Agricultural & Mechanical College Auxiliary Rev., 5% due 7/1/2027	Aa3	950,200
2,250,000	New Orleans, LA Public Improvement GOs, 5.35% due 12/1/2031	Baa3	1,788,142
2,500,000	Ouachita Parish, LA Hospital Service District Rev. (Glenwood Regional Medical Center), 5.75% due 5/15/2021	AAA‡	2,652,725
1,250,000	Port of New Orleans, LA Port Facility Rev., 5% due 4/1/2032*	A2	904,113
1,000,000	St. Tammany Parish Wide School District No. 12, LA, 4.50% due 3/1/2023	Aa2	947,670
805,000	Sulphur, LA Housing & Mortgage Finance Trust (Residential Mortgage Rev.), 7.25% due 12/l/2010††	NR	867,854

Total Municipal Bonds—76.4%			18,474,022

	Short-Term Holdings
600,000	California Infrastructure & Economic Development Bank Rev. Series B (J. Paul Getty Trust), VRDN, due 4/01/2033	VMIG 1	600,000
200,000	California Infrastructure & Economic Development Bank Rev. Series D (J. Paul Getty Trust), VRDN, due 4/01/2033	VMIG 1	200,000
1,000,000	Connecticut State Health & Education Rev. (Yale University), VRDN, due 7/1/2035	VMIG 1	1,000,000
300,000	Massachusetts Health & Educational Facilities Authority Rev. (Wellesley College), VRDN, due 7/1/2039	VMIG 1	300,000
300,000	New York City, NY GOs, VRDN, due 8/1/2017	VMIG 1	300,000
200,000	New York City, NY Transitional Finance Authority, VRDN, due 11/1/2022	VMIG 1	200,000
2,500,000	Shreveport, LA GOs, 5% due 3/1/2019 Ø	A3	2,518,3 50

Total Short-Term Holdings—21.1%			5,118,350

Total Investments—97.5%			23,592,372
Other Assets Less Liabilities—2.5%			599,789

Net Assets—100.0%			$24,192,161

Maryland Fund

Face Amount	Municipal Bonds	Rating†	Value
$1,205,000	Anne Arundel County, MD Special Obligation Bonds (Arundel Mills Project), 5.125% due 7/1/2024	Aa1	$1,227,232
1,500,000	Baltimore County, MD Consolidated Public Improvement GOs, 5% due 9/1/2014	Aaa	1,689,585
1,500,000	Baltimore County, MD Rev. (Catholic Health Initiatives), 5% due 9/1/2026	Aa2	1,366,785
2,500,000	Baltimore, MD Port Facilities Rev. (Consolidated Coal Sales Co. Project), 6.50% due 10/1/2011	A‡	2,502,400
2,000,000	Baltimore, MD Project Rev. (Water Projects), 5.50% due 7/1/2026 Ø	A1	2,239,800
2,000,000	Baltimore, MD Wastewater Projects Rev., 5.125% due 7/1/2042	A1	1,811,860
1,000,000	Howard County, MD Consolidated Public Improvement GOs, 5% due 8/15/2020 Ø	Aaa	1,106,510
2,375,000	Maryland Department of Transportation Project Certificates of Participation (Mass Transit Administration Project), 5.50% due 10/15/2025*	Aa2	2,175,476
1,500,000	Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Medical Center), 5.125% due 7/1/2028	Aa3	1,317,450
2,250,000	Maryland Health & Higher Educational Facilities Authority Rev. (Carroll County General Hospital), 6% due 7/1/2037	Baa1	1,638,833
2,000,000	Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), 5% due 7/1/2041	Aa2	1,829,660
1,500,000	Montgomery County, MD GOs, 5% due 2/1/2017 Ø	Aaa	1,654,650
450,000	Morgan State University, MD Academic and Auxiliary Facilities Fees Rev., 5% due 7/1/2032	A1	400,954
2,000,000	Prince George’s County, MD Consolidated Public Improvement GOs, 5% due 10/1/2019Ø	AAA‡	2,261,800
1,775,000	Puerto Rico Electric Power Authority Power Rev., 5.25% due 7/1/2031Ø	A3	2,004,312
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.375% due 7/1/2036Ø	AAA‡	1,107,820
1,000,000	University System of Maryland Auxiliary Facility & Tuition Rev., 5% due 4/1/2013	Aa2	1,103,570
1,500,000	Washington Suburban Sanitation District, MD (Water Supply Bonds), 5% due 6/1/2018	Aaa	1,637,551

Total Municipal Bonds—89.5%			29,076,248

	Short-Term Holdings
750,000	Kansas Development Finance Authority Rev. (Sisters of Charity), VRDN, due 12/1/2019	VMIG 1	750,000
1,000,000	Lincoln County, WY Pollution Control Rev. (Exxon Project), VRDN, due 11/1/2014	P-1	1,000,000
200,000	Massachusetts Health & Educational Facilities Rev., VRDN, due 11/1/2049	VMIG 1	200,000
445,000	Massachusetts State GOs, VRDN, due 3/1/2026	VMIG 1	445,000
200,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Washington University), VRDN, due 2/15/2033	VMIG 1	200,000
100,000	New York City, NY GOs, VRDN, due 8/15/2018	VMIG 1	100,000

Total Short-Term Holdings—8.3%			2,695,000

Total Investments—97.8%			31,771,248
Other Assets Less Liabilities—2.2%			699,050

Net Assets—100.0%			$32,470,298

Massachusetts Fund

Face Amount	Municipal Bonds	Rating†	Value
$2,330,000	Boston, MA GOs, 5% due 3/1/2022	Aa1	$2,437,762
4,000,000	Boston, MA Water & Sewer Commission General Rev., 5.25% due 11/1/2019	Aa2	4,274,640
3,000,000	Martha’s Vineyard, MA Land Bank Rev., 5% due 5/1/2032	Baa1	2,983,440
1,000,000	Massachusetts Bay Transportation Authority Rev., 5% due 7/1/2024	Aa2	1,042,860
500,000	Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy & Allied Health Sciences), 5.75% due 7/1/2033Ø	A3	584,170
1,500,000	Massachusetts Health & Educational Facilities Authority Rev. (Berklee College of Music), 5% due 10/1/2021	A2	1,416,675
4,000,000	Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 6% due 7/1/2035Ø	Aaa	4,305,120
4,890,000	Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), 5.375% due 7/l/2024	Aa3	4,747,457
1,845,000	Massachusetts Health & Educational Facilities Authority Rev. (South Shore Hospital), 5.75% due 7/1/2029	A3	1,402,864
2,140,000	Massachusetts Housing Finance Agency Rev. (Rental Housing Mortgage), 5.50% due 7/1/2030*	Baa1	1,821,632
1,000,000	Massachusetts Housing Finance Agency Single Family Housing Rev., 5.125% due 12/1/2028	Aa2	889,460
2,500,000	Massachusetts State Consolidated Loan GOs, 5.875% due 2/1/2020 Ø	AAA‡	2,656,950
2,000,000	Massachusetts State School Building Authority Dedicated Sales Tax Rev., 5% due 8/15/2023	Aa2	2,025,740
1,000,000	Massachusetts Water Pollution Abatement Trust Pool Program, 5.50% due 8/1/2029	Aaa	1,007,320
4,500,000	Massachusetts Water Resources Authority Rev., 5.75% due 8/1/2039 Ø	Aa2	4,834,845
4,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2036Ø	Aaa	4,797,880
2,500,000	Route 3 North Transportation Improvement Association, MA Lease Rev., 5.375% due 6/l5/2033Ø	Aa3	2,647,325

Total Municipal Bonds—75.5%			43,876,140

	Short-Term Holdings
200,000	Connecticut State Health & Educational Facilities Authority Rev. Series V-1 (Yale University), VRDN, due 7/1/2036	VMIG 1	200,000
1,500,000	Connecticut State Health & Educational Facilities Authority Rev. Series V-2 (Yale University), VRDN, due 7/1/2036	VMIG 1	1,500,000
900,000	Lincoln County, WY Pollution Control Rev. (Exxon Project), VRDN, due 11/1/2014	P-1	900,000
5,000,000	Massachusetts Bay Transportation Authority, MA General Transportation System Rev., 5.75% due 3/l/2026Ø	Aa2	5,092,250
3,155,000	Massachusetts Health & Educational Facilities Authority Rev. (South Shore Hospital), 5.75% due 7/1/2029Ø	Aa3	3,263,217
500,000	Missouri State Health & Educational Facilities Authority Rev. (Washington University), VRDN, due 9/1/2030	VMIG 1	500,000
200,000	New York City, NY GOs, VRDN, due 8/15/2011	VMIG 1	200,000
200,000	New York City, NY GOs, VRDN, due 8/15/2018	VMIG 1	200,000
1,140,000	New York City, NY GOs, VRDN, due 10/1/2023	VMIG 1	1,140,000

Total Short-Term Holdings—22.4%			12,995,467

Total Investments—97.9%			56,871,607
Other Assets Less Liabilities—2.1%			1,217,772

Net Assets—100.0%			$58,089,379

Michigan Fund

Face Amount	Municipal Bonds	Rating†	Value
$1,280,000	Board of Regents of Eastern Michigan University General Rev., 5.625% due 6/1/2030 Ø	A2	$1,357,632
530,000	Canton Charter Township, MI GOs, 5% due 4/1/2021	Aa3	547,432
2,000,000	Capital Region Airport Authority, MI Airport Rev., 5.25% due 7/1/2021*	A3	1,717,560
3,000,000	Detroit, MI Sewage Disposal System Rev. (Senior Lien), 5.25% due 7/1/2023	A2	2,911,170
1,290,000	Detroit, MI Water Supply System Rev., 5% due 7/1/2027	A2	1,193,147
1,170,000	Detroit, MI Water Supply System Rev., 6.25% due 7/1/2012††	A2	1,256,428
3,000,000	Forest Hills, MI Public Schools GOs, 5.50% due 5/1/2021Ø	Aa2	3,165,150
110,000	Grand Traverse County, MI Hospital Finance Authority Rev. (Munson Healthcare Obligated Group), 5% due 7/1/2028	A1	79,394
1,285,000	Kalamazoo, MI Public School (School Building and Site Bonds), 5% due 5/1/2024	Aa3	1,292,196
2,000,000	Michigan Comprehensive Transportation Rev., 5% due 5/15/2024	Aa3	2,011,280
2,000,000	Michigan Comprehensive Transportation Rev., 5.25% due 5/15/2022	Aa3	2,150,220
3,000,000	Michigan Hospital Finance Authority Rev. (Sparrow Obligated Group), 5% due 11/15/2026	A1	2,284,950
3,850,000	Michigan Municipal Bond Authority State Revolving Fund Rev. (Drinking Water Bonds), 5% due 10/1/2022	Aaa	3,930,657
1,500,000	Michigan Public Power Agency Rev. (Belle River Project), 5.25% due 1/1/2017	A1	1,678,455
1,150,000	Michigan Public Power Agency Rev. (Belle River Project), 5.25% due 1/1/2018	A1	1,276,097
1,000,000	Michigan State and Redevco, Inc. Certificates of Participation, 5.50% due 6/1/2027 Ø	A2	1,057,150
750,000	Michigan State Hospital Finance Authority Hospital Rev. (Henry Ford Health System), 5% due 11/15/2018	A1	653,025
1,000,000	Michigan State Hospital Finance Authority Hospital Rev. (Henry Ford Health System), 5% due 11/15/2019	A1	850,110
5,250,000	Michigan State Hospital Finance Authority Rev. (Mercy Health Services Obligated Group), 5.75% due 8/15/2026††	NR	5,291,370
4,000,000	Michigan State Hospital Finance Authority Rev. (Oakwood Obligated Group), 5.125% due 8/15/2025	Aa3	3,593,520
4,000,000	Michigan State Hospital Finance Authority Rev. (Trinity Health Credit Group), 5% due 12/1/2026	Aa2	3,552,200
5,000,000	Michigan State Trunk Line Rev., 5% due 11/1/2026	Aa3	4,930,050
2,000,000	Puerto Rico Electric Power Authority Rev., 5% due 7/1/2024	A3	1,596,240
2,000,000	Puerto Rico Electric Power Authority Rev., 5.25% due 7/1/2021	A3	1,731,100
500,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2020	Baa1	429,720
2,500,000	Puerto Rico Infrastructure Financing Authority GOs, 5.50% due 10/1/2040	Aaa	2,528,325
5,000,000	Walled Lake, MI Consolidated School District GOs, 5.50% due 5/1/2022 Ø	Aa3	5,282,750

Total Municipal Bonds—87.8%			58,347,328

	Short-Term Holdings
300,000	California Infrastructure & Economic Development Bank Rev. Series B (J. Paul Getty Trust), VRDN, due 4/1/2033	VMIG 1	300,000
500,000	Massachusetts State Development Finance Agency Rev. (Harvard University), VRDN, due 7/15/2036	VMIG 1	500,000
6,000,000	Michigan State Hospital Finance Authority Rev. (Ascension Health Credit Group), 6.125% due 11/15/2026Ø	AAA‡	6,324,960

Total Short-Term Holdings—10.7%			7,124,960

Total Investments—98.5%			65,472,288
Other Assets Less Liabilities—1.5%			984,381

Net Assets—100.0%			$66,456,669

Minnesota Fund

Face Amount	Municipal Bonds	Rating†	Value
$1,000,000	Anoka County, MN GOs, 5% due 2/1/2023	Aa2	$1,028,410
2,000,000	Dakota County, MN Community Development Agency GOs, 5.25% due 1/1/2019	Aaa	2,070,580
4,000,000	Metropolitan Council (Minneapolis-Saint Paul Metropolitan Area), MN General Obligation Waste Water Rev., 5% due 5/1/2025	Aaa	4,090,560
5,000,000	Minneapolis & Saint Paul, MN Metropolitan Airports Commission Rev., 5.75% due 1/1/2032Ø	AA-‡	5,279,550
395,000	Minneapolis, MN GOs, 5% due 12/1/2016Ø	Aa1	431,071
2,045,000	Minneapolis, MN GOs, 5% due 12/1/2016	Aa1	2,163,753
1,175,000	Minnesota Agricultural & Economic Development Board Rev. (Evangelical Lutheran Good Samaritan Society Project), 5.15% due 12/1/2022	A3	972,618
3,000,000	Minnesota GOs, 5% due 6/1/2020	Aa1	3,206,070
3,500,000	Minnesota Higher Education Facilities Authority Rev. (St. John’s University), 5% due 10/1/2022	A2	3,377,220
3,040,000	Minnesota Higher Education Facilities Authority Rev. (St. Olaf College ), 5% due 10/1/2022	A2	2,950,624
1,000,000	Minnesota Higher Education Facilities Authority Rev. (The College of Saint Catherine), 5.375% due 10/1/2032	Baa1	767,650
3,480,000	Minnesota Public Facilities Authority Drinking Water Rev., 5% due 3/1/2019Ø	Aaa	3,740,722
1,000,000	Minnesota State Housing Finance Agency Rev., 4.65% due 7/1/2023	Aa1	880,200
4,000,000	Minnesota State Retirement System Building Rev., 6% due 6/1/2030	Aaa	4,106,200
1,000,000	Northern Municipal Power Agency, MN Electric System Rev., 5% due 1/1/2021	Aa2	1,022,550
1,000,000	Northern Municipal Power Agency, MN Electric System Rev., 5% due 1/1/2026	A2	936,840
1,105,000	Ramsey County, MN GOs (Series 2003A), 5% due 2/1/2017	Aaa	1,253,987
1,395,000	Ramsey County, MN GOs (Series 2007A), 5% due 2/1/2017	Aaa	1,486,679
3,000,000	Rochester, MN Electric Utility Rev., 5.25% due 12/1/2024Ø	Aa2	3,216,060
1,000,000	Rochester, MN Electric Utility Rev., 5.25% due 12/1/2030Ø	Aa2	1,072,020
3,305,000	Rochester, MN Waste Water GOs, 5% due 2/1/2025	Aaa	3,382,965
3,750,000	Saint Cloud, MN Health Care Rev. (The Saint Cloud Hospital Obligated Group), 5.875% due 5/1/2030	Aa3	3,615,075
4,000,000	Southern Minnesota Municipal Power Agency - Power Supply System Rev., 5% due 1/1/2012	A2	4,220,840
1,000,000	Washington County, MN GOs, 4.25% due 2/1/2012	Aa1	1,062,960
4,855,000	Western Minnesota Municipal Power Agency - Power Supply Rev., 6.375% due 1/l/2016††	Aaa	5,468,478

Total Municipal Bonds—93.6%			61,803,682

	Short-Term Holdings
100,000	Connecticut State Health & Educational Facilities Authority Rev. Series V-1 (Yale University), VRDN, due 7/1/2036	VMIG 1	100,000
650,000	Lincoln County, WY Pollution Control Rev. (Exxon Project), VRDN, due 11/1/2014	P-1	650,000
200,000	Massachusetts Health & Educational Facilities Authority Rev. (Wellesley College), VRDN, due 7/1/2039	VMIG 1	200,000
300,000	Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), VRDN, due 11/1/2049	VMIG 1	300,000
550,000	Missouri State Health & Educational Facilities Authority Rev. (Washington University), VRDN, due 9/1/2030	VMIG 1	550,000
200,000	Montana Facilities Finance Authority Rev. (Sisters of Charity), VRDN, due 12/1/2025	VMIG 1	200,000
300,000	New York City, NY GOs, VRDN, due 8/1/2017	VMIG 1	300,000
300,000	New York City, NY GOs, VRDN, Subseries A-8 due 8/1/2017	VMIG 1	300,000

Total Short-Term Holdings—3.9%			2,600,000

Total Investments—97.5%			64,403,682
Other Assets Less Liabilities—2.5%			1,646,034

Net Assets—100.0%			$66,049,716

Missouri Fund

Face Amount	Municipal Bonds	Rating†	Value
$500,000	Boone County, MO Hospital Rev. (Boone Hospital Center), 5.75% due 8/1/2028	A3	$409,120
1,000,000	Hannibal, MO Industrial Development Authority Health Facilities Rev. (Hannibal Regional Hospital), 5% due 3/1/2022	BBB+‡	809,600
1,000,000	Kansas City, MO Community Colleges Building Corporation Rev., 5% due 7/1/2017	Aa3	1,051,340
1,250,000	Metropolitan St. Louis, MO Sewer District Wastewater System Rev., 5% due 5/1/2024	Aa2	1,253,562
2,000,000	Missouri Development Finance Board Solid Waste Disposal Rev. (The Procter & Gamble Company Paper Products Project), 5.20% due 3/15/2029*	Aa3	1,733,880

1,000,000	Missouri Highways & Transportation Commission (State Road Bonds), 5.625% due 2/1/2018Ø	Aaa	1,087,000
1,750,000	Missouri State Board of Public Buildings Special Obligation Rev., 5.125% due 5/1/2026	Aa1	1,753,868
1,000,000	Missouri State Environmental Improvement & Energy Resources Authority Rev. (State Revolving Fund Program), 5% due 7/1/2023	Aaa	1,012,280

170,000	Missouri State Environmental Improvement & Energy Resources Authority Rev. (State Revolving Fund Program), 6.55% due 7/1/2014	Aaa	170,661
2,500,000	Missouri State Health & Educational Facilities Authority Rev. (Lester E. Cox Medical Centers Project), 5.25% due 6/1/2015	A2	2,442,875
1,250,000	Missouri State Health & Educational Facilities Authority Rev. (SSM Health Care), 5.25% due 6/1/2028 Ø	Baa1	1,370,775
1,000,000	Missouri State Health & Educational Facilities Authority Rev. (Washington University), 4.20% due 1/15/2021	Aaa	1,003,510
60,000	Missouri State Housing Development Commission Single Family Mortgage Rev. (Homeownership Loan Program), 5.90% due 9/1/2028*	AAA‡	57,976
2,000,000	Southeast Missouri Correctional Facility Lease Rev. (Missouri State Project), 5.75% due 10/15/2016††	Aa2	2,312,060
1,000,000	Springfield, MO Public Utility Rev., 5% due 8/1/2014	Aa3	1,101,870
1,500,000	Springfield, MO School District GOs, 5.85% due 3/1/2020 Ø	AA+‡	1,564,590
1,000,000	St. Charles County, MO Certificates of Participation (Public Water Supply), 5.10% due 12/1/2025	Baa1	808,160
1,000,000	St. Louis, MO Airport Rev. (Lambert - St. Louis International Airport), 5% due 7/1/2023	Aa3	950,010
1,250,000	St. Louis, MO Industrial Development Authority Pollution Control Rev. (Anheuser-Busch Companies, Inc. Project), 6.65% due 5/1/2016	Baa2	1,421,537
1,000,000	The Curators of the University of Missouri System Facilities Rev., 5% due 11/1/2026	Aa2	1,007,990

Total Municipal Bonds—92.5%			23,322,664

	Short-Term Holdings
200,000	California Infrastructure & Economic Development Bank Rev. Series D (J. Paul Getty Trust), VRDN, due 4/01/2033	VMIG 1	200,000
525,000	Massachusetts State GOs, VRDN, due 3/1/2026	VMIG 1	525,000
300,000	New York City, NY GOs, VRDN, due 8/1/2010	VMIG 1	300,000
200,000	New York City, NY GOs, VRDN, due 8/15/2011	VMIG 1	200,000

Total Short-Term Holdings—4.9%			1,225,000

Total Investments—97.3%			24,547,664
Other Assets Less Liabilities—2.7%			668,844

Net Assets—100.0%			$25,216,508

New York Fund

Face Amount	Municipal Bonds	Rating†		Value
$2,500,000	Albany, NY Industrial Development Agency Civic Facility Rev. (The College of Saint Rose Project), 5.375% due 7/1/2031Ø	Baa1		$2,762,225
1,000,000	Metropolitan Transportation Authority, NY (Dedicated Tax Fund), 5% due 4/1/2023Ø	AAA	‡	1,168,900
2,950,000	Metropolitan Transportation Authority, NY (State Service Contract), 5.125% due 1/1/2029	A1		2,667,596
1,000,000	New York City, NY GOs, 5% due 8/1/2017	Aa3		1,083,800
2,900,000	New York City, NY GOs, 6% due 5/15/2030Ø	Aa3		3,120,893
25,000	New York City, NY GOs, 6% due 5/15/2030	Aa3		25,204
5,000	New York City, NY GOs, 7.25% due 8/15/2024	Aa3		5,021
4,000,000	New York City, NY Municipal Water Finance Authority, (Water & Sewer System Rev.), 5.50% due 6/15/2033Ø	AAA	‡	4,291,280
1,000,000	New York City, NY Transitional Finance Authority (Future Tax Secured Bonds), 5% due 11/1/2024	Aa1		1,002,250
1,035,000	New York City, NY Transitional Finance Authority (Future Tax Secured Subordinate Bonds), 5% due 11/1/2026	Aa2		1,016,950
1,000,000	New York City, NY Trust for Cultural Resources of the City of New York Rev. (The Museum of Modern Art), 5.125% due 7/1/2031	Aa2		928,800
2,000,000	New York State Dormitory Authority Lease Rev. (State University Dormitory Facilities), 5% due 7/1/2025	Aa3		1,895,580
2,000,000	New York State Dormitory Authority Rev. (Mental Health Services Facilities Improvement), 5% due 8/15/2026	Aa3		1,909,660
2,000,000	New York State Dormitory Authority Rev. (New York University), 5% due 7/1/2024	Aa3		1,974,540
2,000,000	New York State Dormitory Authority Rev. (Rockefeller University), 5% due 7/1/2028	Aaa		1,973,040
1,205,000	New York State Dormitory Authority Rev. (St. Johns University), 5.25% due 7/1/2026	A3		1,182,033
1,000,000	New York State Dormitory Authority Rev. (St. John’s University), 5.25% due 7/1/2032	A3		939,050
1,500,000	New York State Dormitory Authority Rev. (Vassar Brothers Hospital), 5.375% due 7/1/2025	Aa3		1,500,570
1,250,000	New York State Dormitory Authority Rev. (Yeshiva University), 5% due 7/1/2030	Aa2		1,168,763
4,000,000	New York State Energy Research & Development Authority Gas Facilities Rev. (KeySpan Corporation), 5.50% due 1/1/2021	Baa1		4,013,600
2,625,000	New York State Housing Finance Agency Rev. (Phillips Village Project), 7.75% due 8/15/2017*	A2		2,704,459
2,000,000	New York State Local Government Assistance Corporation Rev., 5% due 4/1/2019	Aa3		2,148,120
470,000	New York State Mortgage Agency Rev. (Homeowner Mortgage), 5.50% due 10/1/2028*	Aa1		444,061
305,000	New York State Mortgage Agency Rev. (Homeowner Mortgage), 5.65% due 4/1/2030*	Aa1		277,233
2,600,000	New York State Thruway Authority General Rev., 5% due 1/1/2025	Aa3		2,532,972
500,000	New York State Thruway Authority Highway and Bridge Rev., 5% due 4/1/2025	Baa1		488,435
1,000,000	New York State Urban Development Corporation State Personal Income Tax Rev. (State Facilities & Equipment), 5% due 3/15/2033Ø	AAA	‡	1,126,260
2,000,000	New York State Urban Development Corporation State Personal Income Tax Rev. (State Facilities & Equipment), 5.25% due 3/15/2032Ø	AAA	‡	2,217,300
4,000,000	Onondaga County, NY Industrial Development Agency Sewer Facilities Rev. (Bristol-Myers Squibb Co. Project), 5.75% due 3/1/2024*	A2		3,472,840
2,250,000	Port Authority of New York and New Jersey Consolidated Rev., 6.125% due 6/1/2094	Aa3		2,406,892
1,000,000	Rensselaer County, NY Industrial Development Agency Civic Facility Rev. (Polytechnic Institute Dormitory Project), 5.125% due 8/1/2029	A2		873,800
380,000	Triborough Bridge & Tunnel Authority, NY General Purpose Rev., 5% due 1/1/2032	Aa2		357,260
2,120,000	Triborough Bridge & Tunnel Authority, NY General Purpose Rev., 5% due 1/1/2032Ø	AAA	‡	2,323,774
1,800,000	Triborough Bridge & Tunnel Authority, NY General Purpose Rev., 5.50% due 1/1/2030Ø	AAA	‡	2,109,600

Total Municipal Bonds—86.4%				58,112,761

	Short-Term Holdings
200,000	California Educational Facilities Authority Rev. Series S-4 (Stanford University), VRDN, due 11/1/2050	VMIG 1		200,000
400,000	California Infrastructure & Economic Development Bank Rev. Series B (J. Paul Getty Trust), VRDN, due 4/1/2033	VMIG1		400,000
365,000	Kansas State Development Finance Authority Rev. (Sisters of Charity), VRDN , due 12/1/2019	VMIG 1		365,000
200,000	Lincoln County, WY Pollution Control Rev. (Exxon Project), VRDN, due 7/1/2017	P-1		200,000
300,000	Massachusetts State Health & Educational Facilities Authority Rev. (Wellesley College), VRDN, due 7/1/2039	VMIG 1		300,000
205,000	Massachusetts State Health & Educational Facilities Authority Rev. (Harvard University), VRDN, due 11/1/2049	VMIG 1		205,000
1,100,000	Massachusetts State GOs, VRDN, due 3/1/2026	VMIG 1		1,100,000
200,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Washington University), VRDN, due 2/15/2009	VMIG 1		200,000
200,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Washington University), VRDN, due 2/15/2033	VMIG 1		200,000
2,250,000	St. Lawrence County, NY Industrial Development Agency Civic Facility Rev. (Clarkson University Project), 5.50% due 7/1/2029 Ø	A3		2,327,625
400,000	Valdez Alaska Marine Term Rev Ref - Exxon Pipeline Co. Project B, VRDN, due 12/1/2033	VMIG 1		400,000

Total Short-Term Holdings—8.8%				5,897,625

Total Investments—95.2%				64,010,386
Other Assets Less Liabilities—4.8%				3,233,697

Net Assets—100.0%				$67,244,083

Ohio Fund

Face Amount	Municipal Bonds	Rating†	Value
$3,000,000	American Municipal Power - OH, Inc. Prairie State Energy Campus Project Rev., 5.25% due 2/15/2025	A1	$2,986,890
3,600,000	Cincinnati, OH GOs (Police and Firemen’s Disability), 6% due 12/1/2035Ø	Aa1	3,803,688
875,000	Cincinnati, OH GOs, 5% due 12/1/2023	Aa1	898,240
500,000	Cleveland, OH Public Power System Rev., 5% due 11/15/2028	Baa1	456,995
2,000,000	Cleveland, OH Water Rev., 5% due 1/1/2024	Aa2	2,012,960
85,000	Cleveland, OH Waterworks Improvement First Mortgage Rev., 5.75% due 1/1/2021	Aa2	85,186
2,500,000	Columbus, OH GOs, 5% due 5/15/2011	Aaa	2,677,725
1,435,000	Columbus, OH GOs, 5% due 12/15/2021	Aaa	1,512,332
4,000,000	Columbus, OH Sewer System Rev., 5% due 6/1/2027	Aa2	4,025,560
7,000,000	Franklin County, OH GOs, 5.375% due 12/1/2020	Aaa	7,146,650
1,000,000	Franklin County, OH Hospital Improvement Rev. (The Children’s Hospital Project), 5% due 5/1/2025	Aa2	910,300
4,000,000	Franklin County, OH Hospital Improvement Rev. (The Children’s Hospital Project), 5.25% due 5/1/2031Ø	Aa2	4,359,640
1,000,000	Hamilton County, OH Sales Tax Rev., 5% due 12/1/2026	A2	847,220
1,000,000	Hamilton County, OH Sales Tax Rev., 5% due 12/1/2032	Aa3	903,130
3,425,000	Hamilton County, OH Sewer System Rev. (The Metropolitan Sewer District of Greater Cincinnati), 5% due 12/1/2025	Aa3	3,427,535
1,000,000	Hamilton County, OH Sewer System Rev. (The Metropolitan Sewer District of Greater Cincinnati), 5% due 12/1/2026	Aa3	990,620
2,600,000	Montgomery County, OH GOs, 5% due 12/1/2024	Aa2	2,633,358
2,000,000	Ohio Higher Educational Facilities Rev. (Case Western Reserve University Project), 5% due 12/1/2029	A1	1,869,460
4,000,000	Ohio Higher Educational Facilities Rev. (Denison University), 5% due 11/1/2023	Aa3	4,101,680
1,250,000	Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), 5.25% due 9/1/2028	Aaa	1,130,462
885,000	Ohio Housing Finance Agency Rev. (Residential Mortgage), 5.40% due 9/l/2029*	Aaa	749,321
2,120,000	Ohio State Mental Health Capital Facilities Rev., 5% due 6/1/2012	Aa2	2,309,782
2,230,000	Ohio State Mental Health Capital Facilities Rev., 5% due 6/1/2013	Aa2	2,460,716
1,000,000	Ohio State Sewage Facilities Rev. (Anheuser-Busch Project), 6% due 8/1/2038*	Baa2	707,420
3,000,000	Ohio State University (General Receipts Bonds), 5% due 6/1/2025	Aa2	3,002,490
1,000,000	Ohio State University (General Receipts Bonds), 5.125% due 12/l/2031	Aa2	966,600
2,625,000	Ohio State Water Development Authority Rev. (Drinking Water Assistance Fund), 5.25% due 12/1/2022	Aaa	2,851,275
220,000	Ohio State Water Development Authority Rev. (Safe Water), 9.375% due 12/l/2010††	Aaa	237,950
1,500,000	Ohio Turnpike Commission Rev., 5.25% due 2/15/2031	Aa3	1,474,860
3,000,000	Ohio Turnpike Commission Rev., 5.50% due 2/15/2026	Aa3	3,210,420
1,500,000	Puerto Rico Electric Power Authority Rev., 5.375% due 7/1/2023	A3	1,269,285
4,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2036Ø	Aaa	4,797,880
2,500,000	Puerto Rico Infrastructure Financing Authority GOs, 5.50% due 10/1/2040	Aaa	2,528,325
2,300,000	University of Toledo, OH (General Receipts Bonds), 5.125% due 6/1/2030Ø	A2	2,489,865

Total Municipal Bonds—91.4%			75,835,820

	Short-Term Holdings
300,000	Connecticut State Health & Educational Facilities Authority Rev. Series V-1 (Yale University), VRDN, due 7/1/2036	VMIG 1	300,000
300,000	Connecticut State Health & Educational Facilities Authority Rev. Series V-2 (Yale University), VRDN, due 7/1/2036	VMIG 1	300,000
1,250,000	Franklin County, OH Hospital Improvement Rev. (The Children’s Hospital Project), 5.20% due 5/1/2029Ø	Aa2	1,293,575
1,195,000	Lincoln County, WY Pollution Control Rev. (Exxon Project), VRDN, due 11/1/2014	P-1	1,195,000
150,000	Massachusetts State Development Finance Agency Rev. (Harvard University), VRDN, due 7/15/2036	VMIG 1	150,000
3,000,000	Ohio State University (General Receipts Bonds), 5.80% due 12/l/2029Ø	Aa2	3,169,620

Total Short-Term Holdings—7.7%			6,408,195

Total Investments—99.1%			82,244,015
Other Assets Less Liabilities—0.9%			729,720

Net Assets—100.0%			$82,973,735

Oregon Fund

Face Amount	Municipal Bonds	Rating†		Value
$2,000,000	Benton County, OR Hospital Facilities Authority Rev. (Samaritan Health Services Project), 5.125% due 10/1/2028	A-	‡	$1,502,700
1,500,000	Clackamas County, OR Hospital Facility Authority Rev. (Legacy Health System), 5.25% due 2/15/2018	A2		1,512,795
1,000,000	Clackamas County, OR Hospital Facility Authority Rev. (Legacy Health System), 5.25% due 5/1/2021	A2		983,630
1,350,000	Clackamas County, OR Recreational Facilities Rev. (North Clackamas Parks & Recreation District), 5.70% due 4/1/2013††	NR		1,457,190
1,000,000	Clackamas County, OR School District GOs, 5% due 6/15/2025Ø	AAA	‡	1,083,230
1,500,000	Deschutes County, OR Administrative School District No.1 (Bend-LaPine), GOs, 5.50% due 6/15/2016Ø	Aa2		1,642,845
2,000,000	Lake Oswego School District, OR GOs, 5.25% due 6/1/2023	Aa2		2,141,940
1,000,000	Multnomah County, OR Hospital Facilities Authority Rev. (Providence Health System), 5.25% due 10/1/2024	Aa2		953,540
2,000,000	Northern Wasco County, OR People’s Utility District Rev. (McNary Dam Fishway Project), 5.20% due 12/1/2024	Aaa		2,002,520
2,000,000	Oregon Department of Administrative Services Certificates of Participation, 5% due 5/1/2026	Aa3		1,930,160
1,000,000	Oregon Department of Administrative Services Certificates of Participation, 6% due 5/1/2026Ø	Aaa		1,069,380
2,000,000	Oregon Department of Transportation Highway User Tax Rev., 5.125% due 11/15/2026Ø	AAA	‡	2,232,520
750,000	Oregon Facilities Authority Rev. (Linfield College Project), 5% due 10/1/2025	Baa1		637,492
390,000	Oregon Health Sciences University Rev., 5.25% due 7/1/2028	Baa1		301,564
2,000,000	Oregon Health, Housing, Educational & Cultural Facilities Authority Rev. (Linfield College Project), 5.25% due 10/1/2023	Baa1		1,502,920
575,000	Oregon Housing & Community Services Department Mortgage Rev. (Single Family Mortgage Program), 4.40% due 7/1/2020	Aa2		515,039
2,000,000	Oregon Housing & Community Services Department Rev. (Multi-Family Housing), 6.05% due 7/1/2042*	Aaa		1,753,340
620,000	Oregon State Bond Bank Rev. (Oregon Economic & Community Development Department), 5.50% due 1/1/2026	Aa3		624,427
1,500,000	Oregon State Facilities Authority Rev. (Willamette University Project), 5% due 10/1/2027	A	‡	1,295,955
1,500,000	Portland, OR Water System Rev., 5% due 10/1/2013	Aa2		1,656,645
950,000	Port of Portland, OR International Airport Rev., 7.10% due 7/1/2021* Ø	Baa1		1,086,752
1,000,000	Puerto Rico Electric Power Authority Rev., 5% due 7/1/2024	A3		798,120
1,500,000	Puerto Rico Highway & Transportation Authority Rev., 5.375% due 7/1/2036Ø	Baa3		1,661,730
730,000	Puerto Rico Ports Authority Rev., 7% due 7/l/2014*	A-	‡	730,548
500,000	Tri-County Metropolitan Transportation District, OR Payroll Tax & Grant Receipt Rev., 5% 5/1/2012	A1		529,310
1,000,000	Umatilla County, OR Hospital Facility Authority Rev. (Catholic Health Initiatives), 5.50% due 3/1/2032††	Aa2		1,048,350
500,000	Virgin Islands Public Finance Authority Rev., 5.50% due 10/1/2022	BBB	‡	397,175
970,000	Washington County, OR GOs, 5% due 6/1/2019	Aa2		1,052,489
1,300,000	Washington County, OR GOs, 5% due 6/1/2020	Aa2		1,385,891
2,355,000	Washington County, OR GOs, 5% due 6/1/2026Ø	Aa2		2,548,298

Total Municipal Bonds—85.3%				38,038,495

	Short-Term Holdings
500,000	California Infrastructure & Economic Development Bank Rev. Series B (J. Paul Getty Trust), VRDN, due 4/1/2033	VMIG 1		500,000
475,000	California Infrastructure & Economic Development Bank Rev. Series D (J. Paul Getty Trust), VRDN, due 4/1/2033	VMIG 1		475,000
280,000	Kansas Development Finance Authority Rev. (Sisters of Charity), VRDN, due 12/1/2019	VMIG 1		280,000
300,000	Lincoln County, WY Pollution Control Rev. (Exxon Project), VRDN, due 7/1/2017	P-1		300,000
400,000	Massachusetts Health & Educational Facilities Authority Rev. (Wellesley College), VRDN, due 7/1/2039	VMIG 1		400,000
1,600,000	Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), VRDN, due 11/1/2049	VMIG 1		1,600,000
600,000	New York City, NY GOs, VRDN, due 8/1/2018	VMIG 1		600,000

Total Short-Term Holdings—9.3%				4,155,000

Total Investments—94.6%				42,193,495
Other Assets Less Liabilities—5.4%				2,393,978

Net Assets—100.0%				$44,587,473

South Carolina Fund

Face Amount	Municipal Bonds	Rating†	Value
$4,000,000	Berkeley County, SC GOs, 5% due 9/1/2028	Aa3	$3,835,360
245,000	Berkeley County, SC Water & Sewer Rev., 5.25% due 6/1/2023	A2	246,521
1,340,000	Berkeley County, SC Water & Sewer Rev., 5.25% due 6/1/2023Ø	A2	1,517,738
1,810,000	Coastal Carolina University, SC Improvement Rev., 5.30% due 6/1/2026	A3	1,717,219
1,000,000	Georgetown County, SC Environmental Improvement Rev. (International Paper Company), 5.95% due 3/15/2014	Baa3	883,980
4,000,000	Grand Strand, SC Water & Sewer Authority Rev., 5% due 6/1/2031	Aa3	3,652,640
3,760,000	Horry County, SC School District GOs, 5.125% due 3/1/2022	Aa1	3,837,456
1,000,000	Lexington County, SC Hospital Rev. (Health Services District, Inc.), 5% due 11/1/2020	A2	890,310
2,000,000	Lexington County, SC Hospital Rev. (Health Services District, Inc.), 5.125% due 11/1/2026	Aa3	1,783,640
2,000,000	Lexington County, SC Hospital Rev. (Health Services District, Inc.), 5.50% due 11/1/2032Ø	A2	2,268,560
1,240,000	North Charleston, SC Sewer District Rev., 6.375% due 7/1/2012	A2	1,316,186
1,250,000	Piedmont, SC Municipal Power Agency Electric Rev., 6.25% due 1/1/2021	Baa1	1,241,163
1,500,000	Puerto Rico Electric Power Authority Rev., 5.25% due 7/1/2021	A3	1,298,325
2,320,000	Puerto Rico Electric Power Authority Rev., 5.25% due 7/1/2023	A3	1,937,154
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2036Ø	Aaa	1,199,470
2,500,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Higher Education Rev. (Inter American University of Puerto Rico Project), 5% due 10/1/2022	Baa1	1,971,000
4,000,000	Rock Hill, SC Utility System Rev., 5% due 1/1/2030	Aa3	3,678,040
3,000,000	South Carolina Jobs Economic Development Authority Hospital Rev. (Anderson Area Medical Center, Inc.), 5.25% due 2/1/2018	AA-‡	3,019,710
835,000	South Carolina Jobs Economic Development Authority Hospital Rev. (Bon Secours Health System, Inc.), 5.625% due 11/15/2030Ø	A3	941,237
3,165,000	South Carolina Jobs Economic Development Authority Hospital Rev. (Bon Secours Health System, Inc.), 5.625% due 11/15/2030	A3	2,511,586
3,100,000	South Carolina Public Service Authority Rev. (Santee Cooper), 5% due 1/1/2027	Aa2	3,060,165
585,000	South Carolina State Housing, Finance & Development Authority Mortgage Rev., 5.40% due 7/1/2029*	Aa1	495,711
5,000,000	South Carolina State Ports Authority Rev., 5.30% due 7/1/2026*	Aa3	4,093,299

Total Municipal Bonds—81.1%			47,396,470

	Short-Term Holdings
500,000	California Educational Facilities Authority Rev. Series S-4 (Stanford University), VRDN, due 11/1/2050	VMIG 1	500,000
3,190,000	Coastal Carolina University, SC Improvement Rev., 5.30% due 6/1/2026Ø	Aa3	3,283,627
400,000	Lincoln County, WY Pollution Control Rev. (Exxon Project), VRDN, due 11/1/2014	P-1	400,000
700,000	Massachusetts State Health & Educational Facilities Authority Rev. (Harvard University), VRDN, due 11/1/2049	VMIG 1	700,000
5,000,000	South Carolina Transportation Infrastructure Bank Rev., 5.375% due 10/1/2024Ø	Aaa	5,224,250

Total Short-Term Holdings—17.3%			10,107,877

Total Investments—98.4%			57,504,347
Other Assets Less Liabilities—1.6%			934,019

Net Assets—100.0%			$58,438,366

†	Credit ratings are primarily those issued by Moody’s Investor Services, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s (“S&P”) were used (indicated by the symbol ‡). Prerefunded and escrowed-to-maturity securities that have been rerated as AAA by S&P but have not been rerated by Moody’s have been reported as AAA.
††	Escrowed-to-maturity security.
Ø	Pre-refunded security. Such securities that will be paid off within one year are classified as short-term holdings.
*	Interest income earned from this security is subject to the federal alternative minimum tax.

NR—Non-Rated

VRDN—Variable Rate Demand Notes.

Seligman Municipal Fund Series, Inc.

Notes to Schedules of Investments (unaudited)

December 31, 2008

1.	Organization—Seligman Municipal Fund Series, Inc. (the “Series”) consists of 13 separate Funds: the “National Fund,” the “Colorado Fund,” the “Georgia Fund,” the “Louisiana Fund,” the “Maryland Fund,” the “Massachusetts Fund,” the “Michigan Fund,” the “Minnesota Fund,” the “Missouri Fund,” the “New York Fund,” the “Ohio Fund,” the “Oregon Fund,” and the “South Carolina Fund.” (Note 6)

2.

Security Valuation—Traded securities are valued at the last sales price on the primary market on which they are traded. Securities for which there is no last sales price are valued by independent pricing services based on bid prices which consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are valued by RiverSource Investments, LLC (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value. Short-term holdings that matures in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less. Short-term holdings include securities with stated or effective maturity dates of less than one year.

Variable rate demand notes (VRDN) purchased by the Funds may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At December 31, 2008, the interest rates earned on these notes ranged from 0.70% to 2.00%.

3.	Fair Value Measurements—On October 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” SFAS 157 establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (see Security Valuation above) to measure fair value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1—quoted prices in active markets for identical investments; Level 2—other significant observable inputs (including quoted prices in inactive markets or for similar investments, interest rates, prepayment speeds, credit risk, etc.); and Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining fair value). Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the value of the Funds’ investments as of December 31, 2008 based on the level of inputs used:

Valuation Inputs	National Fund	Colorado Fund	Georgia Fund	Louisiana Fund	Maryland Fund	Massachusetts Fund	Michigan Fund
Level 1—Quoted Prices in Active Markets for Identical Investments	$—	$—	$—	$—	$—	$—	$—
Level 2—Other Significant Observable Inputs	59,777,326	29,560,512	21,793,909	23,592,372	31,771,248	56,871,607	65,472,288
Level 3—Significant Unobservable Inputs	—	—	—	—	—	—	—

Total	$59,777,326	$29,560,512	$21,793,909	$23,592,372	$31,771,248	$56,871,607	$65,472,288

Valuation Inputs	Minnesota Fund	Missouri Fund	New York Fund	Ohio Fund	Oregon Fund	South Carolina Fund
Level 1—Quoted Prices in Active Markets for Identical Investments	$—	$—	$—	$—	$—	$—
Level 2—Other Significant Observable Inputs	64,403,682	24,547,664	64,010,386	82,244,015	42,193,495	57,504,347
Level 3—Significant Unobservable Inputs	—	—	—	—	—	—

Total	$64,403,682	$24,547,664	$64,010,386	$82,244,015	$42,193,495	$57,504,347

4.	Risk—Fixed-income securities owned by the Funds of the Series are subject to interest-rate risk, credit risk, prepayment risk, and market risk. To the extent that the Funds concentrate their investments in municipal securities issued by a single state and its municipalities, specific events or factors affecting a particular state may have an impact on the municipal securities of that state without affecting the municipal market in general.

5.	Federal Tax Information—At December 31, 2008, the cost of investments for federal income tax purposes, and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities were as follows:

Fund	Tax Basis Cost	Total Unrealized Appreciation	Total Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

National Fund	$62,132,179	$1,340,032	($3,694,885)	($2,354,853)

Colorado Fund	29,184,449	1,395,669	(1,019,606)	376,063

Georgia Fund	23,347,633	687,326	(2,241,050)	(1,553,724)

Louisiana Fund	25,028,077	341,202	(1,776,907)	(1,435,705)

Maryland Fund	31,971,103	1,142,708	(1,342,563)	(199,855)

Massachusetts Fund	54,638,694	3,457,531	(1,224,618)	2,232,913

Michigan Fund	67,597,331	1,794,756	(3,919,799)	(2,125,043)

Minnesota Fund	63,687,507	2,020,973	(1,304,798)	716,175

Missouri Fund	24,430,090	944,798	(827,224)	117,574

New York Fund	63,255,030	2,639,675	(1,884,319)	755,356

Ohio Fund	81,601,417	3,147,244	(2,504,646)	642,598

Oregon Fund	42,637,508	1,701,382	(2,145,395)	(444,013)

South Carolina Fund	60,079,807	1,570,641	(4,146,101)	(2,575,460)

6.	Subsequent Events—On January 8, 2009, the Board of Directors approved in principle the merger into National Fund of (i) the following Funds of the Series: Colorado Fund, Georgia Fund, Louisiana Fund, Maryland Fund, Massachusetts Fund, Michigan Fund, Missouri Fund, Ohio Fund, Oregon Fund, and South Carolina Fund; and (ii) Seligman Florida Municipal Fund and Seligman North Carolina Municipal Fund, each a series of Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc. and Seligman Pennsylvania Municipal Fund (each, an “Acquired Fund”). Completion of each merger is subject to approval by shareholders of the applicable Acquired Fund. It is currently anticipated that proxy materials regarding each merger will be distributed to shareholders of the Acquired Funds during the first or second quarter of 2009, and that a meeting of shareholders to consider each merger will be scheduled for the second quarter of 2009.

On February 5, 2009, stockholders of Seligman Select Municipal Fund, Inc. (“Select Municipal”) approved the acquisition of Select Municipal by National Fund (“the Acquisition”). The Acquisition is expected to be completed at the close of business on or about March 27, 2009 (the “Closing Date”). As consideration for their shares, holders of Select Municipal’s common stock will receive Class A shares of National Fund with a value equal to the net asset value of their shares of Select Municipal on the Closing Date. Redemptions and exchanges of Class A shares of National Fund issued pursuant to the Acquisition will be subject to a redemption fee of 2% for a period of one year following the closing of the Acquisition.

ITEM 2.	CONTROLS AND PROCEDURES.

a.	The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN MUNICIPAL FUND SERIES, INC.

By:	/S/ PATRICK T. BANNIGAN
Patrick T. Bannigan
President and Chief Executive Officer

Date:	February 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ PATRICK T. BANNIGAN
Patrick T. Bannigan
President and Chief Executive Officer

Date:	February 25, 2009

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Treasurer and Chief Financial Officer

Date:	February 25, 2009

SELIGMAN MUNICIPAL FUND SERIES, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.